Consolidated Statements of Profit or Loss and Comprehensive Income (Loss) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares
Continuing operations
Revenue	€ 107,384	€ 26,430	€ 33,035
Cost of sales	(110,270)	(30,904)	(35,310)
Gross profit (loss)	(2,886)	(4,474)	(2,275)
Research and development expenses	(2,832)	(1,701)	(2,012)
Selling and general administrative expenses	(27,823)	(31,319)	(13,321)
Impairment gains (losses) on trade receivables, contract assets, and other investments	104	(228)	(171)
Other income	667	2,383	4,538
Other expenses	(11,755)	(1,084)	(5,402)
Operating result	(44,525)	(36,423)	(18,643)
Finance income	190	20,515	47
Finance expenses	(13,887)	(427)	(2,835)
Share listing expenses			(65,796)
Net finance result	(13,697)	20,089	(68,583)
Result before tax	(58,221)	(16,335)	(87,227)
Income tax benefits (expenses)	3,141	(2,572)	(413)
Result for the period	(55,081)	(18,906)	(87,640)
Items that are or may be reclassified subsequently to profit or loss
Foreign operations – foreign currency translation differences	61	46	(2)
Other comprehensive income (loss) for the period, net of tax	61	46	(2)
Total comprehensive income (loss) for the period	(55,020)	(18,860)	(87,642)
Profit (loss) attributable to:
Shareholders of the parent	(55,081)	(18,906)	(87,640)
Non-controlling interests
Total comprehensive income (loss) attributable to:
Shareholders of the parent	(55,020)	(18,860)	(87,642)
Non-controlling interests
Earnings (loss) per share (in EUR) (in Euro per share and Dollars per share) | € / shares
Diluted (in Euro per share) | € / shares	(1.13)	(0.39)	(3.46)
Basic (in Euro per share) | € / shares	€ (1.13)	€ (0.39)	€ (3.46)